Cover	Aug. 11, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity File Number	001-38909
Entity Registrant Name	AGBA Acquisition Ltd
Entity Central Index Key	0001769624
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address Address Line 1	Room 1108, 11th Floor, Block B
Entity Address, Address Line Two	New Mandarin Plaza, 14 Science Museum Road
Entity Address, Address Line Three	Tsimshatsui East
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Loca lPhone Number	6872 0258
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, $0.001 par value, one Redeemable Warrant to acquire one-half of one Ordinary Share, and one Right to acquire one-tenth (1/10) of an Ordinary Share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, $0.001 par value
Trading Symbol	AGBAU
Security Exchange Name	NASDAQ
Ordinary Shares
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AGBA
Security Exchange Name	NASDAQ
Warrants
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	AGBAW
Security Exchange Name	NASDAQ
Rights [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	AGBAR
Security Exchange Name	NASDAQ